Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurements [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis

		Fair Value Measurements
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2020:
Liabilities:
Secured contingent payment obligation	$33,057	$-	$-	$33,057
Unsecured contingent payment obligations	5,222	-	-	5,222

December 31, 2019:
Liabilities:
Secured contingent payment obligation	26,651	-	-	26,651

Quantitative Information

	Secured Contingent Payment Obligation			Unsecured Contingent Payment Obligations
Unobservable Inputs	Low	Weighted Average	High	Low	Weighted Average	High

Estimated undiscounted cash outflows (in millions)	$0.0	$46.1	$70.2	$0.0	$7.3	$9.7
Duration (in years)	1.0	2.5	3.5	1.0	2.5	3.5
Estimated probabilities	5%	23%	25%	25%	25%	25%